Investments - Summary Long-term Investments Held by Company (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-Maturity Securities [Line Items]
Total long-term investments	$ 491,349	$ 879,842	$ 1,426,079	$ 655,835
Long-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	206,885	342,892	380,733	642,004
Equity securities	0	294,620	921,407	0
Equity method investments	278,384	236,212	117,780	13,831
Private equity investments without readily determinable fair values	6,080	6,118	6,159	0
Total long-term investments	491,349	879,842	1,426,079	655,835
Short-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	$ 1,649,810	$ 1,563,566	$ 319,679	$ 1,727,106